Angel Oak Mortgage Trust 2024-6 ABS-15G

Exhibit 99.50

Exception Detail
Run Date - XXX

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	2024060872	XXX	XXX	XXX	XXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception to allow a Debt Ratio exceeding the Maximum of XXX for a borrower classified as a First Time Home Buyer (due to not meeting the time frame since last ownership of real property) with an actual Debt Ratio of XXX		COMPENSATING FACTORS: (XXX) Borrower has good credit history. (XXX) Low Revolving Utilization. (XXX) Good Savings ability demonstrated. (XXX) Reasonable payment shock of XXX (XXX) Good Residual Income of nearly XXX (XXX) Borrower has received pay increase which, if used, would reduce DTI to XXX (XXX) Borrower is an experienced homeowner; just not within the most recent XXX years.				XXX	B	XXX	XXX	XXX	XXX	XXX	C	B	C	B	A	A	A	A		Non-QM	1
XXX	2024060869	XXX	XXX	XXX	XXX	Credit	UW Credit		UW Credit - UW - Credit Other		Final 1008 and approval do not indicate correct DTI calculation based off credit report dated XXX	1008 provided			XXX			A	XXX	XXX	XXX	XXX	XXX	C	A	C	A	C	A	A	A		Non-QM	1
XXX	2024060869	XXX	XXX	XXX	XXX	Compliance	Compliance		Compliance - TRID Other		CD reflects a Principle Reduction in section H. Please provide a payment history reflecting the principle XXX	Information provided			XXX			A	XXX	XXX	XXX	XXX	XXX	C	A	C	A	C	A	A	A		Non-QM	1
XXX	2024060870	XXX	XXX	XXX	XXX	Compliance	Right to Cancel		Right to Cancel - is missing.		Right to Cancel is missing.	Information provided			XXX			A	XXX	XXX	XXX	XXX	XXX	C	A	A	A	C	A	A	A		Non-QM	1
XXX	2024060866	XXX	XXX	XXX	XXX	Credit	UW Assets		UW Assets - UW - Asset Other		Business funds used as assets require a CPA letter for no adverse affect---letter provided not from a CPA		Compensating factors: XXX Reserves: more than XXX months of reserves available after closing. XXX LTV: program max is XXX while current LTV is only at XXX. Credit score: minimum credit score required is XXX but the qualifying score is XXX. DSCR Ratio: program requires at least XXX while DSCR ratio XXX per lease is XXX Benefit to borrower: Refi to fixed rate mortgage with lower interest rate.				XXX	B	XXX	XXX	XXX	XXX	XXX	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXX	2024060866	XXX	XXX	XXX	XXX	Credit	UW Credit		UW Credit - UW - Satisfactory XXX mth Mortgage		VOM required for XXX month mtg history--not provided.		Compensating factors: XXX Reserves: more than XXX months of reserves available after closing. XXX LTV: XXX max is XXX while current LTV is only at XXX. Credit score: minimum credit score required is XXX but the qualifying score is XXX. DSCR Ratio: XXX requires at least XXX while DSCR ratio XXX per lease is XXX Benefit to borrower: Refi to fixed rate mortgage with lower interest rate.				XXX	B	XXX	XXX	XXX	XXX	XXX	C	B	C	B	N/A	N/A	A	A		Exempt	1